Annual Total Returns - Class I	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prospectus [Line Items]
Annual Return [Percent]	14.81%	21.24%	24.85%	(18.80%)	20.80%	21.14%	28.70%	(5.97%)
Annual Return [Percent]	14.04%	15.08%	11.62%	(19.83%)	27.30%	23.62%	30.78%	(7.57%)
Annual Return [Percent]	30.48%	1.94%	15.54%	(20.92%)	1.40%	23.40%	25.07%	(14.39%)
Annual Return [Percent]	19.32%	13.27%	5.08%	(1.09%)	22.41%	(4.11%)	21.78%	(5.43%)
Annual Return [Percent]	6.55%	2.27%	5.94%	(14.06%)	(1.32%)	4.70%	6.93%	(0.03%)
Annual Return [Percent]	5.77%	6.08%	8.19%	(1.48%)	5.70%	1.52%	3.63%	1.77%
Annual Return [Percent]	7.22%	8.03%	9.05%	(5.07%)	5.27%	3.59%	6.65%	(0.35%)
Annual Return [Percent]	3.58%	2.05%	4.57%	(6.17%)	(0.14%)	3.90%	5.86%	0.72%
Annual Return [Percent]	5.41%	6.23%	12.82%	(3.45%)	5.22%	10.01%	8.93%	(3.65%)
Annual Return [Percent]	11.23%	19.48%	17.20%	(15.98%)
Annual Return [Percent]	19.12%	(4.22%)	none	none	3.15%	(14.88%)	(26.02%)	(41.83%)